FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.3% (a)
COMMERCIAL SERVICES SECTOR - 20.6%
	Advertising/Marketing Services - 4.5%
1,185,000	Interpublic Group of Cos. Inc.	$44,378,250
	Miscellaneous Commercial Services - 11.3%
305,000	CDK Global Inc.	12,730,700
122,000	Concentrix Corp.	21,791,640
190,000	FTI Consulting Inc. *	29,149,800
895,000	Genpact Ltd.	47,506,600
		111,178,740
	Personnel Services - 4.8%
143,000	ManpowerGroup Inc.	13,918,190
302,000	Robert Half International Inc.	33,679,040
		47,597,230
CONSUMER DURABLES SECTOR - 1.0%
	Homebuilding - 1.0%
65,000	LGI Homes Inc. *	10,041,200
CONSUMER NON-DURABLES SECTOR - 2.3%
	Apparel/Footwear - 2.3%
520,000	Skechers U.S.A. Inc. - Cl A*	22,568,000
DISTRIBUTION SERVICES SECTOR - 13.3%
	Electronics Distributors - 3.7%
271,000	Arrow Electronics Inc. *	36,387,170
	Medical Distributors - 5.0%
448,000	Henry Schein Inc. *	34,733,440
367,000	Herbalife Nutrition Ltd. *	15,021,310
		49,754,750
	Wholesale Distributors - 4.6%
218,000	Applied Industrial Technologies Inc.	22,388,600
395,000	Beacon Roofing Supply Inc. *	22,653,250
		45,041,850
ELECTRONIC TECHNOLOGY SECTOR - 7.7%
	Aerospace & Defense - 1.2%
63,000	Huntington Ingalls Industries Inc.	11,764,620
	Electronic Components - 6.5%
840,000	nVent Electric PLC	31,920,000
335,000	Plexus Corp. *	32,123,150
		64,043,150
FINANCE SECTOR - 19.9%
	Finance/Rental/Leasing - 3.8%
477,000	FirstCash Holdings Inc.	35,684,370
32,123	Triton International Ltd.	1,934,768
		37,619,138
	Investment Banks/Brokers - 3.8%
360,000	Houlihan Lokey Inc. - Cl A	37,267,200
	Life/Health Insurance - 2.5%
158,000	Primerica Inc.	24,216,660
	Multi-Line Insurance - 1.1%
11,000	White Mountains Insurance Group Ltd.	11,152,900
	Real Estate Development - 4.8%
215,000	The Howard Hughes Corp. *	21,882,700
1,070,000	Kennedy-Wilson Holdings Inc.	25,551,600
		47,434,300
	Regional Banks - 3.9%
602,000	Zions Bancorporation N.A.	38,022,320
HEALTH TECHNOLOGY SECTOR - 3.0%
	Medical Specialties - 1.9%
330,000	Dentsply Sirona Inc.	18,410,700
	Pharmaceuticals: Major - 1.1%
555,000	Phibro Animal Health Corp.	11,333,100
PROCESS INDUSTRIES SECTOR - 2.0%
	Industrial Specialties - 2.0%
332,000	Donaldson Co. Inc.	19,674,320
PRODUCER MANUFACTURING SECTOR - 20.9%
	Building Products - 3.1%
143,000	A.O. Smith Corp.	12,276,550
130,000	Simpson Manufacturing Co. Inc.	18,079,100
		30,355,650
	Industrial Machinery - 4.1%
505,000	Flowserve Corp.	15,453,000
615,000	Gates Industrial Corp. PLC *	9,784,650
135,000	Woodward Inc.	14,777,100
		40,014,750
	Miscellaneous Manufacturing - 12.1%
170,000	Brady Corp. - Cl A	9,163,000
206,000	Carlisle Cos. Inc.	51,112,720
138,000	LCI Industries	21,510,060
1,000,000	TriMas Corp.	37,000,000
		118,785,780
	Trucks/Construction/Farm Machinery - 1.6%
525,000	Trinity Industries Inc.	15,855,000
RETAIL TRADE SECTOR - 1.8%
	Specialty Stores - 1.8%
271,000	BJ's Wholesale Club Holdings Inc. *	18,148,870
TECHNOLOGY SERVICES SECTOR - 5.8%
	Information Technology Services - 5.8%
321,000	Insight Enterprises Inc. *	34,218,600
475,000	KBR Inc.	22,619,500
		56,838,100
	Total common stocks (cost $629,170,258)	967,883,748

Principal Amount
SHORT-TERM INVESTMENTS - 1.8% (a)
	Bank Deposit Account - 1.8%
$17,442,486	U.S. Bank N.A., 0.006% ^	17,442,486
	Total short-term investments (cost $17,442,486)	17,442,486
	Total investments - 100.1% (cost $646,612,744)	985,326,234

	Other liabilities, less assets - (0.1%) (a)	(883,703)
	TOTAL NET ASSETS - 100.0%	$984,442,531

*	Non-income producing security.
^	The rate shown is as of December 31, 2021.
(a)	Percentages for the various classifications relate to total net assets.
PLC	Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2021, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$967,883,748
Level 1 - Bank Deposit Account	17,442,486
Total Level 1	985,326,234
Level 2 -	---
Level 3 -	---
Total Assets	985,326,234
Total	$985,326,234

See the Schedule of Investments for investments detailed by industry classifications.